UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison US Emerging Growth Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of July 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS
Air Freight and Logistics 1.7%
131,000	UTI Worldwide, Inc.	$9,348,160

Biotechnology 5.8%
138,500	Celgene Corp.(a)(b)	6,627,225
574,400	Human Genome Sciences, Inc.(a)	8,414,960
113,900	ImClone Systems, Inc.(a)(b)	3,952,330
65,600	Invitrogen Corp.(a)(b)	5,626,512
61,500	MedImmune, Inc.(a)	1,747,215
232,200	MGI Pharma, Inc.(a)(b)	6,339,060

		32,707,302

Capital Markets 6.0%
377,600	Ameritrade Holding Corp.(a)(b)	7,374,528
432,000	Charles Schwab Corp. (The)	5,918,400
239,400	Lazard Ltd. Class A(a)(b)	5,712,084
80,900	Legg Mason, Inc.(b)	8,263,935
179,100	Nuveen Investments, Inc.(b)	6,805,800

		34,074,747

Chemicals 2.3%
189,900	Monsanto Co.	12,793,563

Commercial Services & Supplies 5.2%
103,200	Dun & Bradstreet Corp. (The)(a)	6,535,656
567,000	Monster Worldwide, Inc.(a)(b)	17,219,790
80,000	Paychex, Inc.	2,792,800
82,300	Robert Half International, Inc.	2,789,147

		29,337,393

Communications Equipment 4.3%
310,257	ADC Telecommunications, Inc.(a)	8,110,118
404,400	Comverse Technology, Inc.(a)	10,227,276
158,400	Qualcomm, Inc.	6,255,216

		24,592,610

Computers & Peripherals 4.3%
92,500	Apple Computer, Inc.(a)	3,945,125
325,600	Avid Technology, Inc.(a)(b)	13,398,440
227,500	Rackable Systems, Inc.(a)	2,950,675
147,100	UNOVA, Inc.(a)	4,052,605

		24,346,845

Diversified Telecommunication Services 0.1%
11,100	NeuStar, Inc. Class A(a)	310,800

Electronic Equipment & Instruments 1.3%
109,900	Cogent, Inc.(a)(b)	3,304,693
349,200	Symbol Technologies, Inc.(b)	4,064,688

		7,369,381

Energy Equipment & Services 4.9%
213,100	Grant Prideco, Inc.(a)	6,840,510
84,400	National-Oilwell Varco, Inc.(a)	4,418,340
347,300	Todco, (Class A)(a)(b)	10,665,583
88,400	Weatherford International Ltd.(a)	5,593,952

		27,518,385

Health Care Equipment & Supplies 7.6%
63,800	Alcon, Inc.	7,308,290
122,800	Mentor Corp.	6,109,300
151,600	Respironics, Inc.(a)	5,745,640
165,300	St. Jude Medical, Inc.(a)	7,836,873
324,500	Varian Medical Systems, Inc.(a)(b)	12,739,870
70,500	Waters Corp.(a)	3,192,240

		42,932,213

Health Care Providers & Services 4.9%
168,900	Caremark Rx, Inc.(a)	7,529,562
134,700	Cerner Corp.(a)(b)	10,159,074
157,300	Manor Care, Inc.	5,971,108
321,000	Tenet Healthcare Corp.(a)(b)	3,896,940

		27,556,684

Hotels, Restaurants & Leisure 2.9%
278,500	GTECH Holdings Corp.(b)	8,343,860
146,800	Wynn Resorts Ltd.(a)(b)	8,264,840

		16,608,700

Internet & Catalog Retail 1.4%
287,310	IAC/InterActiveCorp(a)	7,671,183

Internet Software & Services 5.8%
1,006,600	Akamai Technologies, Inc.(a)(b)	15,370,782
377,700	Ariba, Inc.(a)(b)	2,334,186
147,300	Digital River, Inc.(a)(b)	5,888,318
6,400	Google, Inc. (Class A)(a)(b)	1,841,664
227,300	Yahoo!, Inc.(a)	7,578,182

		33,013,132

IT Services 1.0%
169,600	CheckFree Corp.(a)	5,742,656

Media 5.3%
227,300	E.W. Scripps Co. (The)(Class A)(b)	11,485,469
1,556,200	Gemstar-TV Guide International, Inc.(a)(b)	4,793,096
376,200	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	13,404,006

		29,682,571

Multiline Retail 1.2%
93,300	Federated Department Stores, Inc.	7,078,671

Oil, Gas & Consumable Fuels 2.1%
157,700	Nexen, Inc.	5,866,440
107,700	Southwestern Energy Co.(a)	5,935,347

		11,801,787

Personal Products 0.6%
84,900	Estee Lauder Cos., Inc. (The) (Class A)	3,322,986

Pharmaceuticals 1.4%
415,200	Andrx Corp.(a)	7,701,960

Real Estate 0.7%
212,400	Host Marriot Corp.	3,961,260

Semiconductors & Semiconductor Equipment 6.1%
198,700	Applied Materials, Inc.	3,668,002
123,400	Broadcom Corp. (Class A)(a)(b)	5,277,818
106,600	International Rectifier Corp.(a)	5,015,530
156,500	Marvell Technology Group Ltd.(a)	6,837,485
153,200	Maxim Integrated Products, Inc.	6,414,484
434,400	MEMC Electronic Materials, Inc.(a)	7,380,456

		34,593,775

Software 13.0%
278,500	Amdocs Ltd.(a)(b)	8,268,665
667,300	BEA Systems, Inc.(a)(b)	6,045,738
381,700	Business Objects S.A. (ADR) (France)(a)(b)	12,599,917
183,700	Electronic Arts, Inc.(a)	10,581,120
82,700	Intuit, Inc.(a)(b)	3,969,600
271,600	Macromedia, Inc.(a)	10,904,740
143,400	Mercury Interactive Corp.(a)(b)	5,645,658
105,000	NAVTEQ Corp.(a)	4,616,850
196,100	Salesforce.com, Inc.(a)	4,618,155
789,700	TIBCO Software, Inc.(a)	6,072,793

		73,323,236

Specialty Retail 3.2%
199,800	Chico’s FAS, Inc.(a)(b)	8,013,978
176,200	PETsMART, Inc.	5,241,950
111,700	Williams-Sonoma, Inc.(a)	4,932,672

		18,188,600

Textiles, Apparel & Luxury Goods 0.4%
66,900	Phillips-Van Heusen Corp.	2,267,910

Wireless Telecommunication Services 4.7%
845,600	Alamosa Holdings, Inc.(a)(b)	13,580,336
174,300	NII Holdings, Inc.(a)	12,974,892

		26,555,228

	Total long-term investments (cost $446,282,822)	554,401,738

SHORT-TERM INVESTMENTS 32.4%
OUTSTANDING CALL OPTIONS PURCHASED
Contracts
1,571	Andrx, Inc., expiring 9/17/05 @ $20
	Total call options purchased (cost $181,372)	172,810

Money Market Mutual Fund 32.4%
182,848,650	Dryden Core Investment Fund-Taxable Money Market Series (c)(d) (cost $182,848,650)	182,848,650

	Total short-term investments (cost $183,030,022)	183,021,460

	Total Investments 130.6% (cost $629,312,844)	737,423,198
	Liabilities in excess of other assets (30.6%)	(173,065,490)

	Net Assets 100.0%	$564,357,708

ADR – American Depository Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $169,312,390; cash collateral of $175,827,868 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments, LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(e)	The United States federal income tax basis of the Fund’s investments was $631,506,134 and net unrealized appreciation on investments for federal income tax purposes was $105,917,064 (gross unrealized appreciation $113,604,462; gross unrealized depreciation $7,687,398). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison US Emerging Growth Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 26, 2005

*	Print the name and title of each signing officer under his or her signature.